Borrowings (Term loan) (Details) (USD $) In Millions, unless otherwise specified		12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2012 installments	Dec. 31, 2011 Term loan	Jun. 30, 2012 Term loan installments	Dec. 13, 2010 Term loan	Dec. 31, 2010 Previous Term Loan [Member] Term loan	Dec. 31, 2011 Minimum Term loan
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 5.0
Long-term Debt				5.0
Proceeds from borrowings used to pay off a previous term loan					$ 1.0
Number of interest only payments			6
Number of equal monthly instruments of principal plus interest	30
Variable rate basis		bank’s prime rate				30-day LIBOR rate
Basis spread on variable rate		1.50%				2.50%
Loan covenants, minimum quick ratio		1.10